Convertible debentures, Focus Impact Partners (Q2) (Details)								3 Months Ended			6 Months Ended
	Nov. 13, 2024 USD ($) $ / shares	Nov. 01, 2024 USD ($)	Oct. 28, 2024 USD ($)	Oct. 18, 2024 USD ($)	Aug. 19, 2024 USD ($)	Jun. 28, 2024 USD ($) $ / shares	Jan. 12, 2024 USD ($) Installment	Jan. 31, 2025 USD ($) shares	Oct. 31, 2024 $ / shares	Jan. 31, 2024 USD ($)	Jan. 31, 2025 USD ($) shares	Jan. 31, 2024 USD ($)	Jul. 31, 2025 USD ($)	Oct. 31, 2024 $ / shares	Jul. 31, 2024 USD ($)	Jun. 28, 2024 $ / shares	Jun. 13, 2024 USD ($)	Apr. 19, 2024 USD ($)	Mar. 28, 2024 USD ($)	Jan. 09, 2024 USD ($)	Nov. 06, 2023 USD ($)	Nov. 04, 2022 USD ($)
Convertible Debt [Abstract]
Additional proceeds											$ 67,650	$ 430,734
Derivative liability								$ 0			0				$ 919,250							$ 1,836,666
Extinguishment								$ 907,392		$ 0	$ 899,015	$ 0
Convertible Debt [Member]
Convertible Debt [Abstract]
Principal amount	$ 3,345,000
Interest rate	5.30%
Percentage of conversion price discount	25.00%
Period of volume weighted average trading price											20 days
Floor price (in dollars per share) | $ / shares	$ 0.867
Percentage of debt carrying value	10.00%
Carrying value fair value	$ 3,345,000
Percentage of extinguishment	10.00%
Market yield rate	14.00%
Extinguishment	$ 488,957
New Convertible Debt [Member]
Convertible Debt [Abstract]
Carrying value fair value	2,856,042
Focus Impact Partners [Member] | Convertible Debt [Member]
Convertible Debt [Abstract]
Principal amount	$ 637,150						$ 550,000										$ 50,000	$ 100,000	$ 100,000	$ 150,000	$ 150,000
Number of Installments | Installment							5
Interest rate	5.30%						5.30%
Percentage of conversion price discount											25.00%
Period of volume weighted average trading price											20 days
Floor price (in dollars per share) | (per share)	$ 0.867					$ 2			$ 2					$ 0.475		$ 0.475
Number of repayable day											10 days
Period of transaction expected date to complete											270 days
Number of shares issued upon conversion of convertible units (in shares) | shares											1
Share purchase warrant (in shares) | shares								0.5			0.5
Percentage of premium to volume weighted average price									20.00%
Conversion expiry term											2 years
Additional proceeds		$ 12,000	$ 7,650	$ 6,500	$ 41,500	$ 20,000
Derivative liability								$ 65,750			$ 65,750		$ 25,800
Accrued interest transferred to accrued liabilities	$ 21,130
Percentage of debt carrying value	10.00%
Conversion of convertible securities	$ 2,250,000
Fair value of conversion feature	59,000
Carrying value fair value								$ 637,650			$ 637,650
Percentage of extinguishment								10.00%			10.00%
Market yield rate								14.00%			14.00%
Fair value transferred into equity								$ 59,000			$ 59,000
Extinguishment	$ 93,209
Focus Impact Partners [Member] | New Convertible Debt [Member]
Convertible Debt [Abstract]
Carrying value fair value								$ 544,441			$ 544,441